Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Commitments
Schedule of future aggregate minimum lease payments under non cancellable operating leases	The future aggregate minimum lease payments under non-cancellable operating leases as follows:

	2023	2024
	RMB’000	RMB’000
Not later than 1 year	15	13